Related Party Transactions	6 Months Ended
Jun. 30, 2011
Related Party Transactions
Related Party Transactions

18.           Related Party Transactions

Name of Related Parties	Relationship with the Group

Wuwei Ganxin Seeds Co., Ltd. (Wuwei Ganxin)	A 49% associate
Beijing Zhongnong Seed Industry Co., Ltd. (Beijing Zhongnong)	A 18.9% associate
Ngai Tahu	Shareholder of Agria Asia with equity interest of 7.24%
Michael Thomas	Management of PGW
John McKenzie	Management of PGW
George Gould	Director of PGW
PGW	19% investment before April 30, 2011

(1)              The Group had the following related party transactions during the period ended June 30, 2011:

	Transaction	2011 (Unaudited)	2011 (Unaudited)
		(RMB’000)	(US$’000)

Wuwei Ganxin	Return of corn seeds (*)	38,983	6,031
Wuwei Ganxin	Purchase of corn seeds	3,688	570
Beijing Zhongnong	Intercompany loan	9,610	1,485
Ngai Tahu	Initial payment for subscription for shares in Agria Asia (**)	78,404	12,115
Michael Thomas	Debenture and rural saver deposits	6,965	1,078
John McKenzie	Purchase of retail goods, sale of seed under production contracts	1,564	242
George Gould	Purchase of retail goods	72	11
PGW (***)	Interest on Convertible & Redeemable Note	4,732	732
PGW (***)	Directors fee	274	42

*                     The corn seeds were previously purchased from Wuwei Ganxin in 2010. In January, the Company agreed to return the inventories to Wuwei Ganxin who at the time had greater capacity to sell that category of seeds.

**              Payment in April 2011, for Ngai Tahu’s share subscription in Agria Asia Investmets was made by the Company. Ngai Tahu refunded the amount to the Company on July 6, 2011 following PGW shareholder approval which was granted in June 2011.

***       These are the transactions before acquisition.

****A number of Directors, senior executives or their related parties, hold positions in other entities that result in them having control or significant influence over the financial or operating policies of these entities. A number of these entities transacted with the Group during the reporting period. The terms and conditions of these transactions with key management personnel and their related parties were no more favourable than those available, or which might reasonably be expected to be available, on similar transactions to non-key management personnel related entities on an arm’s length basis.

(2)              The Company had the following related party balances at June 30, 2011:

	June 30, 2011 (Unaudited)	June 30, 2011 (Unaudited)
	(RMB’000)	(US$’000)

Amounts due from related parties:
Ganxin	10,018	1,550
Beijing Zhongnong	9,610	1,487
Ngai Tahu	78,404	12,130
	98,032	15,167

Amounts due to related parties:
Included in current liabilities
Beijing Zhongnong	10,622	1,643
Michael Thomas	8,061	1,247
John McKenzie	46	7
Sir Selwyn Cushing	21,733	3,362
George Gould	41	6
	40,503	6,266